Concentrations, Risks and Uncertainties (Details) - Schedule of concentration on sales revenues generated by customers type comprised - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Schedule Of Concentration On Sales Revenues Generated By Customers Type Comprised Abstract
Third party sales revenues	$ 5,176,168	$ 1,355,066	$ 258,833
Third party sales revenues, Percentage	83.00%	15.00%	3.00%
Related party sales revenues	$ 596,198	$ 88,851	$ 139,780
Related party sales revenues, Percentage	10.00%	1.00%	2.00%
Third party franchise revenues	$ 229,818	$ 251,359
Third party franchise revenues, Percentage	4.00%	3.00%
Related party franchise revenues	$ 53,945	$ 7,841,711	$ 7,811,982
Related party franchise revenues, Percentage	1.00%	81.00%	95.00%
Third party other revenues	$ 159,589
Third party other revenues, Percentage	3.00%
Related party other revenues
Related party other revenues, Percentage
Total	$ 6,215,718	$ 9,536,987	$ 8,210,595
Total Percentage	100.00%	100.00%	100.00%